Related Party Transactions	6 Months Ended
Jun. 30, 2021
Text Block [Abstract]
Related Party Transactions
31.	RELATED PARTY TRANSACTIONS
Intercompany balances and transactions between TSMC and its subsidiaries, which are related parties of TSMC, have been eliminated upon consolidation; therefore those items are not disclosed in this note. The following is a summary of significant transactions between the Company and other related parties:

a.	Related party name and categories

Related Party Name	Related Party Categories
GUC	Associates
VIS	Associates
SSMC	Associates
Xintec	Associates
TSMC Education and Culture Foundation	Other related parties
TSMC Charity Foundation	Other related parties

b.	Net revenue

		Six Months Ended June 30
		2020	2021
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Categories
Net revenue from sale of goods	Associates	$3,681.9	$3,447.1

Net revenue from royalties	Associates	$103.4	$105.0

c.	Purchases

	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)
Related Party Categories
Associates	$3,733.3	$3,903.1

d.	Receivables from related parties

		December 31, 2020	June 30, 2021
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Name/Categories
Receivables from related parties	GUC	$370.6	$675.5
	Xintec	187.5	108.9

		$558.1	$784.4

		December 31, 2020	June 30, 2021
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Name/Categories
Other receivables from related parties	VIS	$4.3	$1,639.7
	SSMC	45.3	48.9
	Others	1.0	23.1

		$50.6	$1,711.7

e.	Payables to related parties

		December 31, 2020	June 30, 2021
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Name/Categories
Payables to related parties	Xintec	$1,358.6	$727.6
	SSMC	400.8	412.2
	VIS	311.4	334.1
	Others	36.9	30.3

		$2,107.7	$1,504.2

f.	Accrued expenses and other current liabilities

		December 31, 2020	June 30, 2021
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Categories
Contract liabilities	Associates	$—	$333.1

g.	Others

		Six Months Ended June 30
		2020	2021
		NT$	NT$
		(In Millions)	(In Millions)
Item	Related Party Categories
Manufacturing expenses	Associates	$1,822.0	$2,566.5

Research and development expenses	Associates	$87.3	$81.9

General and administrative expenses	Other related parties	$60.0	$70.0

The sales prices and payment terms to related parties were not significantly different from those of sales to third parties. For other related party transactions, price and terms were determined
in accordance with mutual agreements.
The Company leased factory and office from associates. The lease terms and prices were both determined in accordance with mutual agreements. The rental expenses were paid to associates monthly; the related expenses were both classified under manufacturing expenses.

h.	Compensation of key management personnel
The compensation to directors and other key management personnel were as follows:

	Six Months Ended June 30
	2020	2021
	NT$	NT$
	(In Millions)	(In Millions)
Short-term employee benefits	$1,207.4	$1,302.5
Post-employment benefits	1.3	1.5

	$1,208.7	$1,304.0

The compensation to directors and other key management personnel were determined by the Compensation Committee of TSMC in accordance with the individual performance and market trends.